Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 36	$ 339
Short term investments	1,000	2,500
Receivables and other current assets	97	133
TOTAL CURRENT ASSETS	1,133	2,972
NON-CURRENT ASSETS
Property, plant and equipment	30	35
Exploration and evaluation assets	64,925	64,479
Reclamation of deposit	14	14
TOTAL NON-CURRENT ASSETS	64,969	64,528
TOTAL ASSETS	66,102	67,500
CURRENT LIABILITIES
Trade payables and accrued liabilities	361	556
TOTAL CURRENT LIABILITIES	361	556
TOTAL LIABILITIES	361	556
EQUITY
Reserve	6,188	7,749
Deficit	(28,985)	(29,343)
TOTAL EQUITY	65,741	66,944
TOTAL LIABILITIES AND EQUITY	66,102	67,500
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 87,947	$ 87,947